Summary of Significant Accounting Policies (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Y
Summary of Significant Accounting Policies (Textual)
Percentage of sales accounted for under contract accounting standards	45.00%
Percentage of fixed-price type contracts	35.00%
Percentage of cost-plus type contracts	10.00%
Period of performance for contracts accounted for under the percentage-of-completion method of accounting, minimum	1 year
Goodwill impairment charge	$ 43
Estimated useful lives for identifiable intangible assets, Minimum	4
Estimated useful lives for identifiable intangible assets, Maximum	30
Buildings and improvements [Member]
Summary of Significant Accounting Policies (Textual)
Property, plant and equipment, estimated useful life, Minimum	10
Property, plant and equipment, estimated useful life, Maximum	40
Machinery, equipment, furniture and fixtures [Member]
Summary of Significant Accounting Policies (Textual)
Property, plant and equipment, estimated useful life, Minimum	3
Property, plant and equipment, estimated useful life, Maximum	10
Embedded derivative related to the CODES [Member]
Debt Instrument [Line Items]
Interest rate on debt instruments	3.00%